Audited Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Previously Reported		Ordinary Shares Retroactive Application of Recapitalization		Ordinary Shares		Additional Paid-in Capital Previously Reported [1]	Additional Paid-in Capital Retroactive Application of Recapitalization [1]	Additional Paid-in Capital [1]	Retained Earnings Previously Reported	Retained Earnings Retroactive Application of Recapitalization	Retained Earnings	Accumulated Other Comprehensive Loss Previously Reported	Accumulated Other Comprehensive Loss Retroactive Application of Recapitalization	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity Previously Reported	Total Shareholders’ Equity Retroactive Application of Recapitalization	Total Shareholders’ Equity	Non- Controlling Interest Previously Reported	Non- Controlling Interest Retroactive Application of Recapitalization	Non- Controlling Interest	Previously Reported	Retroactive Application of Recapitalization	Total
Balance at Dec. 31, 2021		$ 16	[1]	$ 1,544	[1]	$ 1,560	[1]	$ 5,826,358	$ (1,544)	$ 5,824,814	$ 1,921,718		$ 1,921,718	$ (38,253)		$ (38,253)	$ 7,709,839		$ 7,709,839	$ 15,189		$ 15,189	$ 7,725,028		$ 7,725,028
Balance (in Shares) at Dec. 31, 2021	[1]	155,969		15,440,931		15,596,900
Adjustments arising from group reorganization						$ 440	[1]			2,050,726									2,051,166			46,611			2,097,777
Adjustments arising from group reorganization (in Shares)	[1]					4,403,100
Net income (Loss)							[1]						2,425,204						2,425,204			21,898			2,447,102
Foreign currency translation adjustment							[1]									(3,186)			(3,186)						(3,186)
Balance at Dec. 31, 2022		$ 20	[1]	$ 1,980	[1]	$ 2,000	[1]	7,877,520	(1,980)	7,875,540	4,346,922		4,346,922	(41,439)		(41,439)	12,183,023		12,183,023	83,698		83,698	12,266,721		12,266,721
Balance (in Shares) at Dec. 31, 2022	[1]	200,000		19,800,000		20,000,000
Net income (Loss)							[1]						4,577,406						4,577,406			34,785			4,612,191
Dividends							[1]						(3,964,212)						(3,964,212)			(2,667)			(3,966,879)
Foreign currency translation adjustment
Balance at Dec. 31, 2023		$ 20	[1]	$ 1,980	[1]	$ 2,000	[1]	$ 7,877,520	$ (1,980)	7,875,540	$ 4,960,116		4,960,116	$ (41,439)		(41,439)	$ 12,796,217		12,796,217	$ 115,816		115,816	$ 12,912,033		12,912,033
Balance (in Shares) at Dec. 31, 2023	[1]	200,000		19,800,000		20,000,000
Net income (Loss)							[1]						(4,826,839)						(4,826,839)			7,707			(4,819,132)
Issuance of shares upon recapitalization						$ 359	[1]			(6,376,550)									(6,376,191)						(6,376,191)
Issuance of shares upon recapitalization (in Shares)	[1]					3,581,061
Issuance of shares for services provided						$ 70	[1]			5,018,680									5,018,750						$ 5,018,750
Issuance of shares for services provided (in Shares)						701,875	[1]																		501,875
Share issuance cost							[1]			(1,544,522)									(1,544,522)						$ (1,544,522)
Share based compensation							[1]			5,819,773									5,819,773						5,819,773
Exercise of stock options						$ 169	[1]			16,771									16,940						$ 16,940
Exercise of stock options (in Shares)						1,694,000	[1]																		1,694,000
Forfeiture of stock options							[1]			(234,163)									(234,163)						$ (234,163)
Foreign currency translation adjustment
Balance at Dec. 31, 2024						$ 2,598	[1]			$ 10,575,529			$ 133,277			$ (41,439)			$ 10,669,965			$ 123,523			$ 10,793,488
Balance (in Shares) at Dec. 31, 2024	[1]					25,976,936

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.